Share-Based Compensation (Details) ¥ in Millions, $ in Millions						12 Months Ended
	Dec. 15, 2025 shares	Nov. 17, 2025	Oct. 24, 2024 USD ($) shares	Jun. 30, 2018 CNY (¥) shares	Jun. 15, 2018 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Share-Based Compensation [Line Items]
Vesting period						4 years
Number of new stock issued during the period			58,024,480
Ordinary shares issued | $			$ 1.1
Restricted shares granted							161,400,000	20,900,000
Restricted Shares [Member]
Share-Based Compensation [Line Items]
Restricted shares granted							161,400,000
Fair value granted | ¥								¥ 5.4
Share-based compensation expenses | ¥						¥ 24.6	¥ 28.4	¥ 9.5
Common Class A [Member]
Share-Based Compensation [Line Items]
Number of new stock issued during the period	1,237,314,316
Minimum [Member]
Share-Based Compensation [Line Items]
Vesting period
Minimum [Member] | Restricted Shares [Member]
Share-Based Compensation [Line Items]
Vesting period
Maximum [Member]
Share-Based Compensation [Line Items]
Vesting period		5 years
Maximum [Member] | Restricted Shares [Member]
Share-Based Compensation [Line Items]
Vesting period						4 years
2018 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Number of new stock issued during the period				38,723,321
Ordinary shares issued | ¥
Share options replaced					15,473,653
2018 Share Incentive Plan [Member] | Restricted Shares [Member]
Share-Based Compensation [Line Items]
Restricted shares granted					13,740,480
2023 Share Incentive Plan [Member] | Common Class A [Member]
Share-Based Compensation [Line Items]
Shares reserved for issuance						169,172,564
2023 Share Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation [Line Items]
Vesting period
2023 Share Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation [Line Items]
Vesting period						4 years